CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Allowance for bad debt	$ 387,976	$ 375,750
Discounts on prepaid expenses and other current assets	3,724	3,414
Other assets:
Accumulated depreciation of property and equipment	108,407	67,052
Discount on other noncurrent assets	797	4,831
Current liabilities:
Discount on notes payable, current	852,404	730,945
Long-term liabilities
Discount on notes payable, long-term	$ 572,763	$ 1,425,167
Stockholders' Equity (Deficit):
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	18,552,472	14,867,141
Common stock, shares outstanding	18,552,472	14,867,141
Series B preferred stock
Stockholders' Equity (Deficit):
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	782,004	782,004
Preferred stock, shares outstanding	782,004	782,004